BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Short-term Bank Debt [Table Text Block]
	December 31,	December 31,
	2015	2014
Secured short-term loans	$15,058,189	$51,726,194
Add: amounts due within one year under long-term loan contracts	214,797	97,675
Total short-term bank loans	$15,272,986	$51,823,869

Schedule of Detailed Short-term Bank Debt [Table Text Block]
	December 31,	December 31,
	2015	2014
Secured by IST, iASPEC, Mr. Lin and collateralized by plants	$-	$32,580,000
Guaranteed by ISIOT	2,311,500	5,701,500
Guaranteed by iASPEC and Mr. Lin	-	4,048,912
Collateralized by land and office buildings and guaranteed by IST	-	3,258,000
Secured by iASPEC’s trade receivables	-	1,629,000
Collateralized by land and office buildings and guaranteed by iASPEC and ISIOT	-	2,443,500
Guaranteed by High-tech Investment Company (i)	-	814,500
Guaranteed by High-tech Investment Company and Mr. Lin (i)	-	741,195
Guaranteed by CNIT and IST	-	372,422
Guaranteed by ISIOT and Mr. Lin	3,082,000	-
Guaranteed by IST and Mr. Lin	3,837,089	-
Guaranteed by IASEPC, ISIOT and Mr. Lin	5,827,600	-
Secured by Bocom’s trade receivables and guaranteed by the Company	-	137,165
Total	$15,058,189	$51,726,194

Schedule of Long-term Bank Debt [Table Text Block]
	December 31,	December 31,
	2015	2014
Secured long-term loans	$214,797	$312,305
Less: amounts due within one year under long-term loan contracts	(214,797)	(97,675)
Total long-term bank loans	$-	$214,630